Long Term Loans (Details) - Schedule of long term loans - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Long Term Loans (Details) - Schedule of long term loans [Line Items]
Less- Current portion		$ (140)	$ (1,635)
Total		$ 75	448
NIS [Member]
Long Term Loans (Details) - Schedule of long term loans [Line Items]
Linked to Long term loans		NIS
Interest rate Long term loans	[1]	2.60%
Long term loans		$ 89
US [Member]
Long Term Loans (Details) - Schedule of long term loans [Line Items]
Linked to Long term loans		US$
Long term loans		$ 126	$ 2,083
US [Member] | [Minimum]
Long Term Loans (Details) - Schedule of long term loans [Line Items]
Interest rate Long term loans		2.10%
US [Member] | [Maximum]
Long Term Loans (Details) - Schedule of long term loans [Line Items]
Interest rate Long term loans		12.00%

[1]	Linked to the consumer price index